Mexican Government Long-Term Notes Receivable and Other Assets (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Long-Term Notes Receivable

As of December 31, 2018 and 2017, the balance of long-term notes receivable was as follows:

	2018	2017
Promissory notes issued by the Mexican Government	Ps. 118,827,894	Ps. 147,274,076
Other long-term notes receivable (1)	1,000,704	1,218,833

Total long-term notes receivable	Ps. 119,828,598	Ps. 148,492,909

(1)	Mainly collection rights related to Value Added Tax from the non-recourse factoring contract between Pemex Logistics and Banco Interacciones, S.A.

Summary of Promissory Notes Issued

Promissory notes issued by the Mexican Government

	2018	2017
Long-term promissory notes issued by the Mexican Government	Ps 156,981,745	Ps. 149,796,282
Less: current portion of notes receivable issued by the Mexican Government (2)	38,153,851	2,522,206

Long-term promissory notes	Ps. 118,827,894	Ps. 147,274,076

(2)	For 2018, the increase relates to the principal and interest from promissory notes 21 to 26A, as well as promissory note No. 3 which matured on March 31, 2019. (see Note 30)

Summary of Promissory Notes Maturity Dates and Annual Rates

As of December 31, 2018 and 2017, these promissory notes amounted to Ps. 156,981,745 and Ps. 149,796,282, respectively. PEMEX intends to hold them to maturity. These promissory notes will be converted into cash with annual maturity dates ranging from 5.14% to 7.04% in 2018, as follows:

As of December 31, 2018
Number of Promissory Notes	Maturity	Yield Rate Range	Principal Amount
7(1)	2019	5.14% to 7.04%	Ps. 38,153,851
1	2020	5.39%	4,663,037
1	2021	5.57%	5,534,162
1	2022	5.74%	6,142,562
1	2022	5.88%	6,712,753
5	2024 to 2028	5.99% to 6.48%	37,123,836
5	2029 to 2033	6.62% to 6.85%	37,522,297
3	2034 to 2036	6.90% to 7.00%	21,129,247

	Total promissory notes		Ps. 156,981,745
	Less: current portion		38,153,851

	Long-term notes receivable		Ps. 118,827,894

(1)

Includes promissory note No.3 with an original maturity date of March 31, 2019 and interest rates of 5.14%, and promissory notes No. 21 to 26A with original maturity dates ranging from 2037 to 2042 and interest rates from 6.94% to7.04%.

Summary of Other Assets

At December 31, 2018 and 2017, the balance of other assets was as follows:

	2018	2017
Insurance	Ps. 3,591,079	Ps. 3,089,801
Payments in advance	1,114,513	1,593,315
Other	1,720,218	1,211,984

Total other assets	Ps. 6,425,810	Ps. 5,895,100